Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption	tac_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption	$ (13,000,000)
Equity, Adjusted Balance	tac_EquityAdjustedBalance	4,372,000,000
Accumulated other comprehensive income [member]
Equity, Adjusted Balance	tac_EquityAdjustedBalance	489,000,000
Issued capital [member]
Equity, Adjusted Balance	tac_EquityAdjustedBalance	3,094,000,000
Additional paid-in capital [member]
Equity, Adjusted Balance	tac_EquityAdjustedBalance	10,000,000
Retained earnings [member]
Cumulative Effect of New Accounting Principle in Period of Adoption	tac_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption	(14,000,000)
Equity, Adjusted Balance	tac_EquityAdjustedBalance	(1,223,000,000)
Preference shares [member]
Equity, Adjusted Balance	tac_EquityAdjustedBalance	942,000,000
Equity attributable to owners of parent [member]
Cumulative Effect of New Accounting Principle in Period of Adoption	tac_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption	(14,000,000)
Equity, Adjusted Balance	tac_EquityAdjustedBalance	3,312,000,000
Non-controlling interests [member]
Cumulative Effect of New Accounting Principle in Period of Adoption	tac_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption	1,000,000
Equity, Adjusted Balance	tac_EquityAdjustedBalance	$ 1,060,000,000